SHARE-BASED COMPENSATION EXPENSES (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended						36 Months Ended
	May 14, 2015	Feb. 20, 2012	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2017	Sep. 20, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Granted (in dollars per share)	$ 22.25
Share-Based Compensation			$ 238	$ 1,207	$ 464
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross (is shares)	1,740,000
Industrial Automation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Revenue Growth Rate			15.00%
Rail Transportation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Revenue Growth Rate			5.00%
Mechanical And Electrical Solutions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Revenue Growth Rate			15.00%
Medical [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum Revenue Growth Rate			50.00%
EPS Threshold One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Growth Rate Of Non GAAP Diluted Earnings Per Share Threshold Minimum			15.00%
Average Growth Rate Of Non GAAP Diluted Earnings Per Share Threshold Maximum			20.00%
Options Vest Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			48 months
Vested and Unissued Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			7 months 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value			$ 452	452	$ 432
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period					67,500			52,500
Vested and Unissued Restricted Shares [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation			238	619	$ 727
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross (is shares)		1,476,000
Performance Shares [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation			0	$ 588	$ (263)
Equity Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	5,000,000
Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options			$ 47
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number			306,000				1,740,000
Performance Options 2015 [Member] | Vesting Period Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual Growth Rate of Diluted Earnings Per Share									25.00%
Performance Options 2015 [Member] | Vesting Period One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares (in shares)				1,160,000
Performance Options 2015 [Member] | Vesting Period Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)			580,000
Performance Options 2015 [Member] | Vesting Period Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)			580,000
Stock Plan 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)										3,000,000,000
Package A [Member] | Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual Growth Rate of Diluted Earnings Per Share									15.00%
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Grant Date Fair Value Percentage					40.00%	30.00%	30.00%
Package B [Member] | Performance Options 2015 [Member] | Vesting Period One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual Growth Rate of Diluted Earnings Per Share									20.00%
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Grant Date Fair Value Percentage			50.00%
Package B [Member] | Performance Options 2015 [Member] | Vesting Period Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested Grant Date Fair Value Percentage			50.00%